Segment Information - Summary of Segment Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of operating segments [line items]
Sales revenue	¥ 13,170,519	¥ 14,931,009	¥ 15,888,617
Segment profit (loss)	660,208	633,637	726,370
Share of profit of investments accounted for using the equity method	272,734	164,203	228,827
Segment assets	21,921,030	20,461,465	20,419,122
Investments accounted for using the equity method	891,002	655,475	713,039
Depreciation and amortization	1,425,118	1,461,403	1,468,685
Capital expenditures	2,567,104	2,858,339	2,657,252
Impairment losses on non-financial assets	4,763	94,216	46,808
Provision (reversal) for credit and lease residual losses on receivables from financial services	(5,038)	56,894	34,720
External customers [member]
Disclosure of operating segments [line items]
Sales revenue	13,170,519	14,931,009	15,888,617
Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue
Operating segments [member]
Disclosure of operating segments [line items]
Sales revenue	13,415,264	15,205,564	16,145,217
Segment profit (loss)	660,208	633,637	726,370
Share of profit of investments accounted for using the equity method	272,734	164,203	228,827
Segment assets	21,404,980	19,941,995	20,012,555
Investments accounted for using the equity method	891,002	655,475	713,039
Depreciation and amortization	1,425,118	1,461,403	1,468,685
Capital expenditures	2,567,104	2,858,339	2,657,252
Impairment losses on non-financial assets	4,763	94,216	46,808
Provision (reversal) for credit and lease residual losses on receivables from financial services	(5,038)	56,894	34,720
Operating segments [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	13,170,519	14,931,009	15,888,617
Operating segments [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	244,745	274,555	256,600
Operating segments [member] | Motorcycle business [member]
Disclosure of operating segments [line items]
Sales revenue	1,787,283	2,059,335	2,100,155
Segment profit (loss)	224,608	285,668	291,642
Share of profit of investments accounted for using the equity method	18,164	34,526	29,704
Segment assets	1,555,057	1,483,888	1,523,817
Investments accounted for using the equity method	88,476	83,144	88,494
Depreciation and amortization	68,258	67,512	66,680
Capital expenditures	48,800	93,871	74,024
Impairment losses on non-financial assets	726	345	1,404
Provision (reversal) for credit and lease residual losses on receivables from financial services
Operating segments [member] | Motorcycle business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	1,787,283	2,059,335	2,100,155
Operating segments [member] | Motorcycle business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue
Operating segments [member] | Automobile business [member]
Disclosure of operating segments [line items]
Sales revenue	8,779,349	10,194,638	11,287,764
Segment profit (loss)	90,255	153,323	209,694
Share of profit of investments accounted for using the equity method	254,079	129,114	198,505
Segment assets	8,643,109	7,821,499	7,923,802
Investments accounted for using the equity method	796,036	566,582	619,091
Depreciation and amortization	515,241	555,153	603,124
Capital expenditures	500,431	498,260	525,419
Impairment losses on non-financial assets	19,999	57,817	32,674
Provision (reversal) for credit and lease residual losses on receivables from financial services
Operating segments [member] | Automobile business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	8,567,205	9,959,080	11,072,117
Operating segments [member] | Automobile business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	212,144	235,558	215,647
Operating segments [member] | Financial services business [member]
Disclosure of operating segments [line items]
Sales revenue	2,506,788	2,600,937	2,380,042
Segment profit (loss)	356,980	219,704	235,945
Share of profit of investments accounted for using the equity method
Segment assets	10,832,645	10,282,136	10,236,066
Investments accounted for using the equity method
Depreciation and amortization	825,975	823,996	784,683
Capital expenditures	2,006,264	2,248,597	2,041,735
Impairment losses on non-financial assets	(16,319)	36,039	12,716
Provision (reversal) for credit and lease residual losses on receivables from financial services	(5,038)	56,894	34,720
Operating segments [member] | Financial services business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	2,494,294	2,586,965	2,365,355
Operating segments [member] | Financial services business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	12,494	13,972	14,687
Operating segments [member] | Life creation and other businesses [member]
Disclosure of operating segments [line items]
Sales revenue	341,844	350,654	377,256
Segment profit (loss)	(11,635)	(25,058)	(10,911)
Share of profit of investments accounted for using the equity method	491	563	618
Segment assets	374,169	354,472	328,870
Investments accounted for using the equity method	6,490	5,749	5,454
Depreciation and amortization	15,644	14,742	14,198
Capital expenditures	11,609	17,611	16,074
Impairment losses on non-financial assets	357	15	14
Provision (reversal) for credit and lease residual losses on receivables from financial services
Operating segments [member] | Life creation and other businesses [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	321,737	325,629	350,990
Operating segments [member] | Life creation and other businesses [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	20,107	25,025	26,266
Reconciling items [member]
Disclosure of operating segments [line items]
Sales revenue	(244,745)	(274,555)	(256,600)
Segment profit (loss)
Share of profit of investments accounted for using the equity method
Segment assets	516,050	519,470	406,567
Investments accounted for using the equity method
Depreciation and amortization
Capital expenditures
Impairment losses on non-financial assets
Provision (reversal) for credit and lease residual losses on receivables from financial services
Reconciling items [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue
Reconciling items [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	¥ (244,745)	¥ (274,555)	¥ (256,600)